Summary of Significant Accounting Policies - Schedule of Disaggregated of Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Exchanges Rates [Line Items]
Revenue	$ 8,381,274	$ 6,366,154
Percentage of Revenue	100.00%	100.00%
Insurance brokerage services [Member]
Schedule of Exchanges Rates [Line Items]
Revenue	$ 7,840,658	$ 6,366,154
Percentage of Revenue	93.50%	100.00%
Referral business [Member]
Schedule of Exchanges Rates [Line Items]
Revenue	$ 540,616
Percentage of Revenue	6.50%	0.00%